Note 12 - Warrants	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Warrants Disclosure [Text Block]

12. Warrants

December 2022 Financing Warrants

On December 27, 2022, the Company entered into a securities purchase agreement, or the Purchase Agreement, with an institutional investor, or the Purchaser, relating to the issuance and sale, or the Offering, of (i) 748,744 shares of its common stock (see Note 14, “Stockholders’ Equity (Deficit)”), par value $0.001 per share, (ii) pre-funded warrants to purchase 2,632,898 shares of common stock, or the 2022 Pre-Funded Warrants, and (iii) common warrants to purchase an aggregate of 4,227,052 shares of common stock, or the 2022 Warrants, and collectively, the December 2022 Financing.

The 2022 Pre-Funded Warrants were exercisable immediately following the closing date of the Offering, or December 29, 2022, and have an unlimited term and an exercise price of $0.0001 per share. The 2022 Warrants will be exercisable following the six-month anniversary of the closing date of the Offering and have a six-year term and an exercise price of $2.07 per share. The combined offering price is $2.22625 per share of common stock and accompanying 2022 Warrant, or in the case of 2022 Pre-Funded Warrants, $2.22615 per 2022 Pre-Funded Warrant and accompanying 2022 Warrant. The December 2022 Financing resulted in aggregate gross proceeds of $7.5 million, before $1.7 million of transaction costs, $0.8 million of which were non-cash issuance costs.

The 2022 Warrants include full ratchet anti-dilutive adjustment rights in the event the Company issues shares of common stock or common stock equivalents in the future with a value less than the then effective exercise price of such common warrants subject to certain customary exceptions, and further subject to a minimum exercise price of $1.00 per share. See Note 20, “Subsequent Events” below.

In the event of certain fundamental transactions involving the Company, the holder of the 2022 Warrants may require the Company to make a payment based on a Black-Scholes valuation, using specified inputs. The 2022 Pre-Funded Warrants do not provide similar rights to the Purchaser. Therefore, the Company accounted for the 2022 Warrants as a liability, while the 2022 Pre-Funded Warrants met the permanent equity criteria classification. The 2022 Pre-Funded Warrants are classified as a component of permanent equity, or APIC, because they are freestanding financial instruments that are legally detachable and separately exercisable from the shares of common stock with which they were issued, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, and permit the holders to receive a fixed number of shares of common stock upon exercise. In addition, the 2022 Pre-Funded Warrants do not provide any guarantee of value or return. The  December 2022 Warrants were valued at approximately $7.1 million, using the Black-Scholes option pricing model as follows: exercise price of $2.07 per share, stock price of $2.13 per share, expected life of 6 years, volatility of 95.44%, a risk-free rate of 3.93% and 0% expected dividend yield. Accordingly, the Company allocated the fair value of $7.1 million of the gross proceeds received to Warrant liability on it consolidated balance sheets. The aggregate remaining gross proceeds of $0.4 million were allocated to the two remaining securities using the relative fair value method, resulting in the common stock and the 2022 Pre-Funded Warrants being allocated values of $95,000 and $335,000, respectively, and such amount being recorded to stockholders’ equity (deficit). The change in fair value of the Warrant liability from the date of issuance to December 31, 2022 was immaterial. The 2022 Warrants meet the definition of participating securities; however, there is no contractual obligation on the part of the warrantholders to participate in the Company’s losses.

As of December 31, 2022, the 2,632,898 pre-funded warrants and the 4,227,052 common warrants remained outstanding. See Note 20, “Subsequent Events” below.

August 2022 LPC Warrant

On  August 3, 2022, the Company entered into a securities purchase agreement with Lincoln Park Capital Fund, LLC, or LPC, pursuant to which the Company, in a private placement transaction, sold (i) an aggregate of 3,000 shares of the Company’s Series A Redeemable Convertible Preferred Stock, and (ii) warrants to purchase up to an aggregate of 81,150 shares of common stock, for an aggregate purchase price of $0.3 million (see Note 14, “Stockholders’ Equity (Deficit)”). In November 2022, the Company filed a resale registration statement to permit LPC to sell the shares of common stock issuable upon conversion of the Series A Redeemable Convertible Preferred Stock and upon exercise of the warrant.

The  August 2022 LPC Warrant had an exercise price of $4.07 per share (subject to adjustment for stock splits, reverse stock splits and similar recapitalization events), became immediately exercisable and has a term ending on February 3, 2028. The August 2022 LPC Warrant provides for proportional adjustment of the number and kind of securities purchasable upon exercise of the August 2022 LPC Warrant and the per share exercise price upon the occurrence of certain events such as stock splits, combinations, reverse stock splits and similar events. In addition, until August 3, 2023, if the Company issues or sells (or is deemed to have issued or sold) any common stock, convertible securities or options (as defined in the August 2022 LPC Warrant), for a consideration per share, or the New Issuance Price, less than a price equal to the exercise price in effect immediately prior to such issue or sale or deemed issuance or sale, each of the foregoing, a dilutive issuance, then immediately after such dilutive issuance, the exercise price then in effect for the August 2022 LPC Warrant shall be reduced to an amount equal to the New Issuance Price, or the Down Round Feature.

In December 2022, the Down Round Feature was triggered due to the price per share received from the issuance of common stock and warrants in connection with the December 2022 Financing. The Company calculated the value of the effect of the Down Round Feature measured as the difference between the warrants’ fair value, using the Black-Scholes option-pricing model, before and after the Down Round Feature was triggered using the original exercise price, $4.07, and the new exercise price, $2.07. The difference in fair value of the effect of the Down Round Feature was immaterial and had no impact on net loss per share in the periods presented. The exercise price will continue to be adjusted in the event the Company issues additional shares of common stock below the current exercise price, in accordance with the terms of the 2022 LPC Warrant.

The  August 2022 LPC Warrant was valued at approximately $0.3 million using the Black-Scholes option pricing model as follows: exercise price of $4.07 per share, stock price of $4.44 per share, expected life of 5.5 years, volatility of 89.94%, a risk-free rate of 2.86% and 0% expected dividend yield. The Series A Redeemable Convertible Preferred Stock and the August 2022 LPC Warrant were issued in a unit structure with the August 2022 LPC Warrant eligible to be classified in stockholders’ equity, therefore the aggregate net proceeds of $0.2 million were allocated to the two securities using the relative fair value method, resulting in the Series A Redeemable Convertible Preferred Stock and the August 2022 LPC Warrant being allocated values of $129,000 and $110,000, respectively, and recorded to stockholders’ equity (deficit).

As of  December 31, 2022, the August 2022 LPC Warrant had not been exercised and was still outstanding.

November 2021 Financing Warrants

On  November 15, 2021, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company, in a registered direct offering, sold (i) an aggregate of 875,000 shares of the Company’s common stock, and (ii) warrants to purchase up to an aggregate of 875,000 shares of common stock, for an aggregate purchase price of $14.0 million (see Note 14, “Stockholders’ Equity (Deficit)”). The November 2021 Financing Warrants meet the definition of participating securities; however, there is no contractual obligation on the part of the warrantholders to participate in the Company’s losses.

The  November 2021 Financing Warrants have an exercise price of $20.00 per share and become exercisable, if the holder’s post-exercise beneficial ownership is less than or equal to 9.99%, 6 months after their issuance date and have a five-year term through  November 15, 2026. All common stock issuable under the issued warrants, were added to the Company’s effective registration statement on  November 15, 2021.

The  November 2021 Financing warrants were valued at approximately $8.6 million using the Black-Scholes option pricing model as follows: exercise price of $20.00 per share, stock price of $14.92 per share, expected life of five years, volatility of 91.77%, a risk-free rate of 1.26% and 0% expected dividend yield. The common stock and warrants were issued in a unit structure; therefore, in accordance with ASC Topic 815, the aggregate gross proceeds of $14.0 million were allocated to the two securities using the relative fair value method, resulting in the common stock and warrants being allocated values of $8.4 million and $5.6 million, respectively, and recorded to stockholders’ equity (deficit).

Upon the closing of the December 2022 Financing, 750,000 of the 875,000 November 2021 Financing Warrants were modified, to reduce the exercise price for the warrants from $20.00 per share to $2.07 per share and to extend the expiration date to December 29, 2028. The modification of these November 2021 Financing Warrants lowered the exercise price to the price per share in the December 2022 Financing. These November 2021 Financing Warrants remained a freestanding equity-classified instrument following the modification. The Company concluded that the modification of these November 2021 Financing Warrants provided more favorable terms to the Purchaser with the purpose of inducing the Purchaser to complete the December 2022 Financing. Pursuant to ASU 2021-04, the Company remeasured the fair value of the November 2021 Financing Warrants as of the modification date based on the modified terms and recorded the increase in fair value of $0.8 million as equity issuance costs, $0.7 million of which was allocated to selling, general and administrative expenses and $0.1 million of which was allocated to additional paid in capital, based on the relative fair values of the 2022 Warrants, classified as liabilities, and the Common Stock and Pre-funded Warrants, classified in equity, respectively. The fair value assumptions related to the modification of these 750,000 November 2021 Financing Warrants as of December 29, 2022 were as follows: exercise price of $2.07 per share, stock price of $2.13 per share, expected life of six years, volatility of 95.44%, a risk-free rate of 3.93% and 0% expected dividend yield.

The remaining warrants issued in the November 17, 2021 registered direct offering for 125,000 shares of the Company’s common stock remain outstanding at December 31, 2022, are currently exercisable at a price of $20.00 per share and expire on November 15, 2026.

Loan Agreement Warrants

In connection with the Loan Agreement, on May 30, 2019, the Company issued warrants to the Lender and its affiliates, which are exercisable for an aggregate of 8,833 shares of the Company’s common stock with a per share exercise price of $56.60, or the Loan Agreement Warrants. The Loan Agreement Warrants may be exercised on a cashless basis. The Loan Agreement Warrants are exercisable for a term beginning on the date of issuance and ending on the earlier to occur of ten years from the date of issuance or the consummation of certain acquisitions of the Company as set forth in the Loan Agreement Warrants. The number of shares for which the Loan Agreement Warrants are exercisable and the associated exercise price are subject to certain proportional adjustments as set forth in the Loan Agreement Warrants.

The Company estimated the fair value of these Loan Agreement Warrants as of the issuance date to be $0.4 million, which was used in estimating the fair value of the debt instrument and was recorded as equity. The fair value of the Loan Agreement Warrants was calculated using the Black-Scholes option-valuation model, and was based on the strike price of $56.60, the stock price at issuance of $53.20, the ten-year contractual term of the warrants, a risk-free interest rate of 2.22%, expected volatility of 80.22% and 0% expected dividend yield.

As of December 31, 2022, Loan Agreement Warrants to purchase 8,833 shares of common stock issued to the Lender and its affiliates had not been exercised and were still outstanding. These warrants expire in May 2029.